Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 1.2%
BWX Technologies, Inc.	20,513	$ 1,538,065
Curtiss-Wright Corp.	8,591	1,680,657
Hexcel Corp.	18,944	1,234,012
Woodward, Inc.	13,550	1,683,723
		$ 6,136,457
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	26,674	$ 1,564,430
		$ 1,564,430
Automobile Components — 1.6%
Adient PLC(1)	21,005	$770,884
Autoliv, Inc.	17,042	1,644,212
Fox Factory Holding Corp.(1)	9,502	941,458
Gentex Corp.	52,354	1,703,599
Goodyear Tire & Rubber Co. (The)(1)	63,577	790,262
Lear Corp.	13,175	1,768,085
Visteon Corp.(1)	6,324	873,155
		$8,491,655
Automobiles — 0.4%
Harley-Davidson, Inc.	28,917	$955,996
Thor Industries, Inc.	11,956	1,137,374
		$2,093,370
Banks — 5.0%
Associated Banc-Corp.	33,848	$579,139
Bank OZK	23,599	874,815
Cadence Bank	40,957	869,107
Columbia Banking System, Inc.	46,777	949,573
Commerce Bancshares, Inc.	25,450	1,221,091
Cullen/Frost Bankers, Inc.	14,381	1,311,691
East West Bancorp, Inc.	31,731	1,672,541
F.N.B. Corp.	80,474	868,314
First Financial Bankshares, Inc.	28,812	723,757
First Horizon Corp.	125,303	1,380,839
Glacier Bancorp, Inc.	24,866	708,681
Hancock Whitney Corp.	19,316	714,499
Home BancShares, Inc.	42,253	884,778
International Bancshares Corp.	11,968	518,693
New York Community Bancorp, Inc.	162,095	1,838,157
Old National Bancorp	65,620	954,115
Pinnacle Financial Partners, Inc.	17,215	1,154,094
Prosperity Bancshares, Inc.	21,019	1,147,217
SouthState Corp.	17,046	1,148,219
Synovus Financial Corp.	32,782	911,340
Texas Capital Bancshares, Inc.(1)	10,765	634,058
UMB Financial Corp.	9,793	607,656
Security	Shares	Value
Banks (continued)
United Bankshares, Inc.	30,262	$ 834,929
Valley National Bancorp	95,634	818,627
Webster Financial Corp.	38,857	1,566,326
Wintrust Financial Corp.	13,728	1,036,464
		$ 25,928,720
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(1)	2,120	$ 825,804
Celsius Holdings, Inc.(1)	11,037	1,893,949
Coca-Cola Consolidated, Inc.	1,051	668,772
		$3,388,525
Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc.(1)	24,041	$645,982
Exelixis, Inc.(1)	71,405	1,560,199
Halozyme Therapeutics, Inc.(1)	29,586	1,130,185
Neurocrine Biosciences, Inc.(1)	21,901	2,463,862
United Therapeutics Corp.(1)	10,526	2,377,508
		$8,177,736
Broadline Retail — 0.5%
Kohl's Corp.	24,803	$519,871
Macy's, Inc.	61,121	709,615
Nordstrom, Inc.(2)	21,731	324,661
Ollie's Bargain Outlet Holdings, Inc.(1)	13,860	1,069,715
		$2,623,862
Building Products — 3.8%
Advanced Drainage Systems, Inc.	15,531	$1,767,894
Builders FirstSource, Inc.(1)	28,043	3,491,073
Carlisle Cos., Inc.	11,196	2,902,675
Fortune Brands Innovations, Inc.	28,458	1,768,949
Lennox International, Inc.	7,168	2,683,986
Owens Corning	20,147	2,748,252
Simpson Manufacturing Co., Inc.	9,570	1,433,682
Trex Co., Inc.(1)	24,348	1,500,567
UFP Industries, Inc.	13,875	1,420,800
		$19,717,878
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	7,860	$1,024,472
Evercore, Inc., Class A	7,818	1,077,946
Federated Hermes, Inc.	20,164	682,955
Interactive Brokers Group, Inc., Class A	23,991	2,076,661
Janus Henderson Group PLC	29,722	767,422
Jefferies Financial Group, Inc.	39,637	1,451,903
Morningstar, Inc.	5,835	1,366,790
SEI Investments Co.	22,560	1,358,789
Stifel Financial Corp.	23,425	1,439,232
		$11,246,170

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals — 2.1%
Ashland, Inc.	11,519	$ 940,872
Avient Corp.	20,300	716,996
Axalta Coating Systems, Ltd.(1)	49,722	1,337,522
Cabot Corp.	12,545	868,992
Chemours Co. (The)	33,210	931,540
NewMarket Corp.	1,549	704,857
Olin Corp.	28,233	1,411,085
RPM International, Inc.	28,943	2,744,086
Scotts Miracle-Gro Co. (The)(2)	9,320	481,658
Westlake Corp.	7,159	892,513
		$11,030,121
Commercial Services & Supplies — 1.3%
Brink's Co. (The)	10,412	$756,328
Clean Harbors, Inc.(1)	11,295	1,890,331
MSA Safety, Inc.	8,285	1,306,130
Stericycle, Inc.(1)	20,750	927,733
Tetra Tech, Inc.	11,942	1,815,542
		$6,696,064
Communications Equipment — 0.6%
Calix, Inc.(1)	13,238	$606,830
Ciena Corp.(1)	33,529	1,584,581
Lumentum Holdings, Inc.(1)	15,408	696,133
		$2,887,544
Construction & Engineering — 1.7%
AECOM	31,113	$2,583,623
EMCOR Group, Inc.	10,571	2,224,033
Fluor Corp.(1)	32,154	1,180,052
MasTec, Inc.(1)	13,556	975,625
MDU Resources Group, Inc.	45,671	894,238
Valmont Industries, Inc.	4,713	1,132,110
		$8,989,681
Construction Materials — 0.4%
Eagle Materials, Inc.	7,946	$1,323,168
Knife River Corp.(1)	11,418	557,541
		$1,880,709
Consumer Finance — 0.6%
Ally Financial, Inc.	60,881	$1,624,305
FirstCash Holdings, Inc.	8,296	832,753
SLM Corp.	50,704	690,588
		$3,147,646
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(1)	30,136	$2,150,806
Casey's General Stores, Inc.	8,386	2,276,967
Grocery Outlet Holding Corp.(1)	22,153	639,114
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.(1)	35,020	$ 2,061,277
Sprouts Farmers Market, Inc.(1)	22,877	979,136
US Foods Holding Corp.(1)	50,944	2,022,477
		$ 10,129,777
Containers & Packaging — 1.9%
AptarGroup, Inc.	14,721	$ 1,840,714
Berry Global Group, Inc.	26,487	1,639,810
Crown Holdings, Inc.	27,058	2,394,092
Graphic Packaging Holding Co.	68,900	1,535,092
Greif, Inc., Class A	5,713	381,686
Silgan Holdings, Inc.	18,740	807,881
Sonoco Products Co.	21,969	1,194,015
		$9,793,290
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	826	$481,558
Grand Canyon Education, Inc.(1)	6,688	781,693
H&R Block, Inc.	34,153	1,470,628
Service Corp. International	33,833	1,933,218
		$4,667,097
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	49,606	$776,334
Iridium Communications, Inc.	28,046	1,275,813
		$2,052,147
Electric Utilities — 1.0%
ALLETE, Inc.	12,873	$679,695
IDACORP, Inc.	11,352	1,063,115
OGE Energy Corp.	44,919	1,497,150
PNM Resources, Inc.	19,251	858,787
Portland General Electric Co.	22,911	927,437
		$5,026,184
Electrical Equipment — 2.3%
Acuity Brands, Inc.	6,996	$1,191,489
EnerSys	9,204	871,343
Hubbell, Inc.	12,028	3,769,695
nVent Electric PLC	37,179	1,970,115
Regal Rexnord Corp.	14,872	2,124,911
Sensata Technologies Holding PLC	34,184	1,292,839
Sunrun, Inc.(1)	48,709	611,785
Vicor Corp.(1)	5,031	296,276
		$12,128,453
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics, Inc.(1)	12,484	$1,563,496
Avnet, Inc.	20,498	987,799
Belden, Inc.	9,486	915,873

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	38,641	$ 1,639,924
Coherent Corp.(1)	29,185	952,598
Crane NXT Co.	10,827	601,656
IPG Photonics Corp.(1)	6,693	679,607
Jabil, Inc.	29,353	3,724,602
Littelfuse, Inc.	5,583	1,380,788
National Instruments Corp.	29,492	1,758,313
Novanta, Inc.(1)	8,031	1,151,967
TD SYNNEX Corp.	10,724	1,070,899
Vishay Intertechnology, Inc.	28,471	703,803
Vontier Corp.	34,704	1,073,048
		$18,204,373
Energy Equipment & Services — 1.1%
ChampionX Corp.	44,088	$1,570,414
NOV, Inc.	88,314	1,845,763
Valaris, Ltd.(1)	14,262	1,069,365
Weatherford International PLC(1)	16,165	1,460,184
		$5,945,726
Entertainment — 0.2%
TKO Group Holdings, Inc.	11,744	$987,201
		$987,201
Financial Services — 1.4%
Essent Group, Ltd.	23,995	$1,134,723
Euronet Worldwide, Inc.(1)	10,580	839,840
MGIC Investment Corp.	63,317	1,056,761
Voya Financial, Inc.	23,724	1,576,460
Western Union Co. (The)	83,999	1,107,107
WEX, Inc.(1)	9,633	1,811,871
		$7,526,762
Food Products — 1.2%
Darling Ingredients, Inc.(1)	35,770	$1,867,194
Flowers Foods, Inc.	43,128	956,579
Ingredion, Inc.	14,834	1,459,666
Lancaster Colony Corp.	4,568	753,857
Pilgrim's Pride Corp.(1)	9,028	206,109
Post Holdings, Inc.(1)	11,396	977,093
		$6,220,498
Gas Utilities — 1.0%
National Fuel Gas Co.	20,593	$1,068,983
New Jersey Resources Corp.	21,881	889,025
ONE Gas, Inc.	12,436	849,130
Southwest Gas Holdings, Inc.	13,466	813,481
Spire, Inc.	11,798	667,531
UGI Corp.	46,981	1,080,563
		$5,368,713
Security	Shares	Value
Ground Transportation — 2.0%
Avis Budget Group, Inc.(1)	4,431	$ 796,207
Hertz Global Holdings, Inc.(1)	30,017	367,708
Knight-Swift Transportation Holdings, Inc.	36,174	1,814,126
Landstar System, Inc.	8,062	1,426,490
Ryder System, Inc.	10,211	1,092,067
Saia, Inc.(1)	5,951	2,372,366
Werner Enterprises, Inc.	13,976	544,365
XPO, Inc.(1)	26,008	1,941,757
		$10,355,086
Health Care Equipment & Supplies — 2.6%
Enovis Corp.(1)	11,132	$586,990
Envista Holdings Corp.(1)	36,742	1,024,367
Globus Medical, Inc., Class A(1)	26,333	1,307,434
Haemonetics Corp.(1)	11,373	1,018,793
ICU Medical, Inc.(1)	4,547	541,139
Inari Medical, Inc.(1)	11,448	748,699
Integra LifeSciences Holdings Corp.(1)	15,883	606,572
Lantheus Holdings, Inc.(1)	15,347	1,066,310
LivaNova PLC(1)	12,085	639,055
Masimo Corp.(1)	9,952	872,591
Neogen Corp.(1)	44,134	818,244
Penumbra, Inc.(1)	8,620	2,085,264
QuidelOrtho Corp.(1)	11,085	809,648
Shockwave Medical, Inc.(1)	8,242	1,640,982
		$13,766,088
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(1)	20,672	$1,453,448
Amedisys, Inc.(1)	7,319	683,595
Chemed Corp.	3,381	1,757,106
Encompass Health Corp.	22,479	1,509,690
HealthEquity, Inc.(1)	19,169	1,400,296
Option Care Health, Inc.(1)	40,342	1,305,064
Patterson Cos., Inc.	19,085	565,679
Progyny, Inc.(1)	18,615	633,282
R1 RCM, Inc.(1)	44,162	665,521
Tenet Healthcare Corp.(1)	22,772	1,500,447
		$11,474,128
Health Care REITs — 1.0%
Healthcare Realty Trust, Inc.	85,417	$1,304,317
Medical Properties Trust, Inc.(2)	134,206	731,423
Omega Healthcare Investors, Inc.	54,918	1,821,081
Physicians Realty Trust	53,479	651,909
Sabra Health Care REIT, Inc.	51,856	722,873
		$5,231,603

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	28,148	$ 597,301
		$ 597,301
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	48,383	$ 596,079
		$ 596,079
Hotels, Restaurants & Leisure — 3.3%
Aramark	58,547	$ 2,031,581
Boyd Gaming Corp.	15,925	968,718
Choice Hotels International, Inc.(2)	5,653	692,549
Churchill Downs, Inc.	15,280	1,773,091
Hilton Grand Vacations, Inc.(1)	16,289	662,962
Light & Wonder, Inc., Class A(1)	20,435	1,457,629
Marriott Vacations Worldwide Corp.	7,607	765,493
Penn Entertainment, Inc.(1)	33,874	777,408
Planet Fitness, Inc., Class A(1)	18,965	932,699
Texas Roadhouse, Inc.	14,970	1,438,617
Travel + Leisure Co.	16,579	608,947
Vail Resorts, Inc.	8,647	1,918,683
Wendy's Co. (The)	38,020	775,988
Wingstop, Inc.	6,723	1,209,064
Wyndham Hotels & Resorts, Inc.	18,897	1,314,097
		$17,327,526
Household Durables — 1.6%
Helen of Troy, Ltd.(1)	5,405	$630,007
KB Home	17,428	806,568
Leggett & Platt, Inc.	29,872	759,048
Taylor Morrison Home Corp.(1)	24,546	1,045,905
Tempur Sealy International, Inc.	38,610	1,673,357
Toll Brothers, Inc.	24,419	1,806,029
TopBuild Corp.(1)	7,122	1,791,895
		$8,512,809
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.	12,028	$840,998
Vistra Corp.	77,490	2,571,118
		$3,412,116
Industrial REITs — 1.3%
EastGroup Properties, Inc.	10,182	$1,695,608
First Industrial Realty Trust, Inc.	29,661	1,411,567
Rexford Industrial Realty, Inc.	46,300	2,284,905
STAG Industrial, Inc.	40,294	1,390,546
		$6,782,626
Insurance — 4.6%
American Financial Group, Inc.	14,846	$1,657,853
Brighthouse Financial, Inc.(1)	14,690	718,929
Security	Shares	Value
Insurance (continued)
CNO Financial Group, Inc.	25,342	$ 601,366
Erie Indemnity Co., Class A	5,594	1,643,461
Fidelity National Financial, Inc.	57,990	2,394,987
First American Financial Corp.	23,120	1,306,049
Hanover Insurance Group, Inc. (The)	8,019	889,949
Kemper Corp.	13,504	567,573
Kinsale Capital Group, Inc.	4,935	2,043,731
Old Republic International Corp.	59,369	1,599,401
Primerica, Inc.	8,022	1,556,348
Reinsurance Group of America, Inc.	14,850	2,156,071
RenaissanceRe Holdings, Ltd.	11,479	2,271,924
RLI Corp.	8,999	1,222,874
Selective Insurance Group, Inc.	13,584	1,401,461
Unum Group	41,241	2,028,645
		$24,060,622
Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	10,425	$663,968
ZoomInfo Technologies, Inc.(1)	68,430	1,122,252
		$1,786,220
IT Services — 0.6%
GoDaddy, Inc., Class A(1)	32,926	$2,452,328
Kyndryl Holdings, Inc.(1)	51,335	775,159
		$3,227,487
Leisure Products — 1.1%
Brunswick Corp.	15,662	$1,237,298
Mattel, Inc.(1)	79,424	1,749,711
Polaris, Inc.	11,951	1,244,577
Topgolf Callaway Brands Corp.(1)	32,052	443,600
YETI Holdings, Inc.(1)	19,453	938,023
		$5,613,209
Life Sciences Tools & Services — 1.0%
Azenta, Inc.(1)	13,491	$677,113
Bruker Corp.	22,067	1,374,774
Medpace Holdings, Inc.(1)	5,209	1,261,255
Repligen Corp.(1)	11,629	1,849,127
Sotera Health Co.(1)(2)	22,184	332,317
		$5,494,586
Machinery — 4.6%
AGCO Corp.	13,939	$1,648,705
Chart Industries, Inc.(1)(2)	9,413	1,591,927
Crane Co.	10,950	972,798
Donaldson Co., Inc.	27,191	1,621,671
Esab Corp.	12,704	892,075
Flowserve Corp.	29,426	1,170,272
Graco, Inc.	37,901	2,762,225

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
ITT, Inc.	18,413	$ 1,802,817
Lincoln Electric Holdings, Inc.	12,876	2,340,728
Middleby Corp. (The)(1)	12,022	1,538,816
Oshkosh Corp.	14,645	1,397,572
RBC Bearings, Inc.(1)	6,517	1,525,825
Terex Corp.	15,116	870,984
Timken Co. (The)	14,658	1,077,216
Toro Co. (The)	23,303	1,936,479
Watts Water Technologies, Inc., Class A	6,141	1,061,288
		$24,211,398
Marine Transportation — 0.2%
Kirby Corp.(1)	13,344	$1,104,883
		$1,104,883
Media — 0.7%
Cable One, Inc.	1,021	$628,568
New York Times Co. (The), Class A	36,682	1,511,298
Nexstar Media Group, Inc., Class A	7,475	1,071,691
TEGNA, Inc.	45,196	658,506
		$3,870,063
Metals & Mining — 2.3%
Alcoa Corp.	40,022	$1,163,039
Cleveland-Cliffs, Inc.(1)	114,084	1,783,133
Commercial Metals Co.	26,192	1,294,147
MP Materials Corp.(1)(2)	32,272	616,395
Reliance Steel & Aluminum Co.	13,133	3,443,867
Royal Gold, Inc.	14,732	1,566,454
United States Steel Corp.	50,005	1,624,162
Worthington Industries, Inc.	6,832	422,354
		$11,913,551
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	110,771	$2,083,603
Starwood Property Trust, Inc.(2)	66,640	1,289,484
		$3,373,087
Multi-Utilities — 0.3%
Black Hills Corp.	15,051	$761,430
Northwestern Energy Group, Inc.	13,466	647,176
		$1,408,606
Office REITs — 0.5%
COPT Defense Properties	25,239	$601,445
Cousins Properties, Inc.	34,039	693,375
Kilroy Realty Corp.	23,915	755,953
Vornado Realty Trust	35,897	814,144
		$2,864,917
Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	76,381	$ 915,044
Antero Resources Corp.(1)	63,326	1,607,214
Chesapeake Energy Corp.(2)	25,230	2,175,583
Chord Energy Corp.	9,314	1,509,520
Civitas Resources, Inc.	19,100	1,544,617
CNX Resources Corp.(1)	36,212	817,667
DT Midstream, Inc.	21,733	1,150,110
Equitrans Midstream Corp.	97,169	910,474
HF Sinclair Corp.	32,621	1,857,114
Matador Resources Co.	24,851	1,478,137
Murphy Oil Corp.	33,270	1,508,795
Ovintiv, Inc.	56,899	2,706,685
PBF Energy, Inc., Class A	24,670	1,320,585
Permian Resources Corp.	62,252	869,038
Range Resources Corp.	54,129	1,754,321
Southwestern Energy Co.(1)	247,030	1,593,343
		$23,718,247
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	14,393	$795,501
		$795,501
Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	29,480	$1,215,461
Coty, Inc., Class A(1)	80,329	881,209
		$2,096,670
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(1)	14,160	$1,832,870
Perrigo Co. PLC	30,366	970,194
		$2,803,064
Professional Services — 3.0%
ASGN, Inc.(1)	10,855	$886,636
CACI International, Inc., Class A(1)	5,113	1,605,124
Concentrix Corp.	9,690	776,266
ExlService Holdings, Inc.(1)	37,167	1,042,163
Exponent, Inc.	11,404	976,182
FTI Consulting, Inc.(1)	7,632	1,361,625
Genpact, Ltd.	37,412	1,354,314
Insperity, Inc.	8,127	793,195
KBR, Inc.	30,258	1,783,407
ManpowerGroup, Inc.	11,120	815,318
Maximus, Inc.	13,632	1,018,038
Paylocity Holding Corp.(1)	9,657	1,754,677
Science Applications International Corp.	12,040	1,270,702
		$15,437,647

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.(1)	10,694	$ 1,509,779
		$ 1,509,779
Residential REITs — 0.8%
Apartment Income REIT Corp.	33,467	$ 1,027,437
Equity LifeStyle Properties, Inc.	41,777	2,661,613
Independence Realty Trust, Inc.	50,331	708,157
		$ 4,397,207
Retail REITs — 1.2%
Agree Realty Corp.	21,591	$1,192,687
Brixmor Property Group, Inc.	67,415	1,400,884
Kite Realty Group Trust	49,200	1,053,864
NNN REIT, Inc.	40,910	1,445,759
Spirit Realty Capital, Inc.	31,697	1,062,800
		$6,155,994
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	15,964	$509,890
Amkor Technology, Inc.	23,147	523,122
Cirrus Logic, Inc.(1)	12,270	907,489
Lattice Semiconductor Corp.(1)	30,913	2,656,354
MACOM Technology Solutions Holdings, Inc.(1)	12,100	987,118
MKS Instruments, Inc.	14,096	1,219,868
Power Integrations, Inc.	12,872	982,263
Silicon Laboratories, Inc.(1)	7,146	828,150
Synaptics, Inc.(1)	8,864	792,796
Universal Display Corp.	9,769	1,533,635
Wolfspeed, Inc.(1)(2)	27,916	1,063,600
		$12,004,285
Software — 2.8%
ACI Worldwide, Inc.(1)	24,355	$549,449
Aspen Technology, Inc.(1)	6,361	1,299,298
Blackbaud, Inc.(1)	9,663	679,502
Commvault Systems, Inc.(1)	9,840	665,282
Dolby Laboratories, Inc., Class A	13,357	1,058,676
Dropbox, Inc., Class A(1)	57,835	1,574,847
Dynatrace, Inc.(1)	53,280	2,489,774
Envestnet, Inc.(1)	11,130	490,054
Manhattan Associates, Inc.(1)	13,831	2,733,836
NCR Corp.(1)	30,020	809,639
Qualys, Inc.(1)	8,234	1,256,097
Teradata Corp.(1)	22,405	1,008,673
		$14,615,127
Specialized REITs — 1.8%
CubeSmart	50,419	$1,922,476
EPR Properties	16,893	701,735
Gaming and Leisure Properties, Inc.	58,903	2,683,032
Security	Shares	Value
Specialized REITs (continued)
Lamar Advertising Co., Class A	19,633	$ 1,638,766
National Storage Affiliates Trust	18,613	590,777
PotlatchDeltic Corp.	17,922	813,480
Rayonier, Inc.	30,593	870,677
		$ 9,220,943
Specialty Retail — 2.7%
AutoNation, Inc.(1)	6,026	$ 912,336
Dick's Sporting Goods, Inc.	14,053	1,525,875
Five Below, Inc.(1)	12,484	2,008,676
GameStop Corp., Class A(1)	59,972	987,139
Gap, Inc. (The)	47,877	508,932
Lithia Motors, Inc., Class A	6,181	1,825,435
Murphy USA, Inc.	4,378	1,496,094
Penske Automotive Group, Inc.	4,377	731,222
RH(1)(2)	3,465	916,007
Valvoline, Inc.	31,099	1,002,632
Williams-Sonoma, Inc.(2)	14,403	2,238,226
		$14,152,574
Technology Hardware, Storage & Peripherals — 0.5%
Super Micro Computer, Inc.(1)	10,241	$2,808,287
		$2,808,287
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings, Ltd.(1)	26,031	$1,369,491
Carter's, Inc.	8,356	577,817
Columbia Sportswear Co.	7,840	580,944
Crocs, Inc.(1)	13,825	1,219,780
Deckers Outdoor Corp.(1)	5,861	3,013,081
PVH Corp.	14,066	1,076,190
Skechers USA, Inc., Class A(1)	30,135	1,475,108
Under Armour, Inc., Class A(1)	42,322	289,906
Under Armour, Inc., Class C(1)	44,952	286,794
		$9,889,111
Trading Companies & Distributors — 1.2%
GATX Corp.	7,939	$864,001
MSC Industrial Direct Co., Inc., Class A	10,630	1,043,334
Watsco, Inc.	7,522	2,841,210
WESCO International, Inc.	9,913	1,425,688
		$6,174,233
Water Utilities — 0.4%
Essential Utilities, Inc.	54,576	$1,873,594
		$1,873,594
Total Common Stocks (identified cost $384,160,852)		$506,687,043

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
SPDR S&P MidCap 400 ETF Trust(2)	10,000	$ 4,566,400
Total Exchange-Traded Funds (identified cost $4,312,529)		$ 4,566,400

Short-Term Investments — 3.7%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	10,159,239	$ 10,159,239
Total Affiliated Fund (identified cost $10,159,239)		$ 10,159,239

Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(4)	7,030,300	$ 7,030,300
Total Securities Lending Collateral (identified cost $7,030,300)		$ 7,030,300
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(5)	$2,000	$ 1,974,311
Total U.S. Treasury Obligations (identified cost $1,978,171)		$ 1,974,311
Total Short-Term Investments (identified cost $19,167,710)		$ 19,163,850
Total Investments — 101.5% (identified cost $407,641,091)		$530,417,293
Other Assets, Less Liabilities — (1.5)%		$ (7,847,822)
Net Assets — 100.0%		$522,569,471

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $16,830,844 and the total market value of the collateral received by the Fund was $17,229,506, comprised of cash of $7,030,300 and U.S. government and/or agencies securities of $10,199,206.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	47	Long	12/15/23	$11,845,880	$(355,385)
					$(355,385)
During the fiscal year to date ended September 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $10,159,239, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,834,337	$35,712,449	$(42,387,547)	$ —	$ —	$10,159,239	$265,643	10,159,239

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$506,687,043(1)	$ —	$ —	$506,687,043
Exchange-Traded Funds	4,566,400	—	—	4,566,400
Short-Term Investments:
Affiliated Fund	10,159,239	—	—	10,159,239
Securities Lending Collateral	7,030,300	—	—	7,030,300
U.S. Treasury Obligations	—	1,974,311	—	1,974,311
Total Investments	$528,442,982	$1,974,311	$ —	$530,417,293

Calvert
VP S&P MidCap 400® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(355,385)	$ —	$ —	$(355,385)
Total	$(355,385)	$ —	$ —	$(355,385)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.